INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investment In Associate
Balance, beginning of period		$ 806
Share of loss		(50)
Balance, end of period		$ 756